Employees - Pensions and similar obligations - Income statement for post-employment benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
- Cost / (credit) of defined benefit plans	€ 8	€ 9	€ 8
- Cost of defined contribution plans	39	33	36
Total charged to operating profit	47	42	44
- Finance cost / (income)	9	12	11
Total charge / (credit) recognised in income statement	€ 56	€ 54	€ 55